SHARE BASED COMPENSATION (Details)		1 Months Ended		9 Months Ended
	Oct. 10, 2014	Aug. 31, 2014 shares	Aug. 31, 2009 shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Jul. 31, 2009 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments		5
Intrinsic value of options exercised | ¥				¥ 866,385		¥ 11,208,163
Unrecognized share-based compensation expense | ¥				¥ 514,591
Unrecognized share-based compensation expense, weighted-average recognition period				1 year 18 days	1 year 18 days
Cash received from the exercise of share options				¥ 44,125,483	$ 6,498,981	¥ 11,125,041
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				1,215,348
Share Based Payment Estimated Forfeiture Rate				10.00%	10.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments	5
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued		12,796,745
Contractual life		10 years
2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued							9,325,122
Contractual life			7 years
2009 Plan | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			953,200
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			36 months